Post-Employment and Other Non-current Employee Benefits - Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statement of Changes in Equity (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 747	$ 912	$ 1,240	$ 1,173
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	2,725	2,911
Net benefit cost recognized in the consolidated statements of income
Disclosure of defined benefit plans [line items]
Current Service Cost	320	340	328
Past Service Cost	163	53	0
(Gain) or Loss on Settlement or curtailment	(133)	(94)	0
Net Interest on the Net Defined Benefit Liability	297	286	248
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Current Service Cost	233	246	244
Past Service Cost	155	47	0
(Gain) or Loss on Settlement or curtailment	(126)	(85)	0
Net Interest on the Net Defined Benefit Liability	222	141	197
Net benefit cost recognized in the consolidated statements of income | Seniority premiums
Disclosure of defined benefit plans [line items]
Current Service Cost	87	94	84
Past Service Cost	8	6	0
(Gain) or Loss on Settlement or curtailment	(7)	(9)	0
Net Interest on the Net Defined Benefit Liability	75	145	51
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	747	912	1,240
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	625	804	1,038
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority premiums
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 122	$ 108	$ 202